Concentrations of Credit Risk and Major Customers	6 Months Ended
Jun. 30, 2024
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 13 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company place cash with high credit quality financial institutions in Singapore, Hongkong and China. As of June 30, 2024 and December 31, 2023, the Company had $55 and $400 of cash balance held in China banks, respectively. China banks protect consumers against loss if their bank or thrift institution fails, and each of the Company’s bank accounts are insured up to RMB500,000 (approximately $70,000). As a result, cash held in China financial institutions of nil and nil were not insured as of June 30,2024 and December 31, 2023, respectively. The Company have not experienced any losses in such accounts through June 30, 2024.

The Company’s cash position by geographic area was as follows:

	June 30, 2024		December 31, 2023
Country:
Singapore	$234,823	19%	$234,897	15%
China (Hongkong)	976,695	81%	1,310,551	85%
China (Mainland)	55	-%	400	-%
Total cash and cash equivalents, and restricted cash	$1,211,573	100%	$1,545,848	100%

Almost all of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, the Company believe that the concentration of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also perform ongoing credit evaluations of customers to help further reduce potential credit risk.

Customers

As of June 30,2024, one customer accounted for 99% of the Company’s revenues. As of June 30,2023, three customers accounted for 39%, 23% and 21% of the Company’s revenues, respectively.

Suppliers

As of June 30,2024, one supplier accounted for 100% of the Company’s cost of revenues. As of June 30,2023, three suppliers accounted for 32%, 30% and 23% of the Company’s cost of revenues, respectively.

As of June 30, 2024, the Company entered into lease agreements as lessee with third parties for the operation. The Company has total future lease payment of $0 from continuing operations and of $8,840 from discontinued operation, respectively. As of June 30, 2024, the Group did not have any purchase commitments or capital commitments.